RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Weighted Average Duration of Defined Benefit Pension Obligations	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Weighted Average Duration of Defined Benefit Pension Obligations [Line Items]
Duration of the defined benefit obligation	18 years	19 years
The Bank [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Weighted Average Duration of Defined Benefit Pension Obligations [Line Items]
Duration of the defined benefit obligation	17 years	18 years